UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6802

Date of fiscal year end: November 30, 2013

Date of reporting period: June 30, 2013

Item 1. Proxy Voting Record.

Company Name	Meeting Date	CUSIP	Ticker
Hess Corporation	May 16, 2013	42809H107	HES

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	Against	Election of Directors:	Security Holder
1. Rodney F. Chase
2. Harvey Golub
3. Karl F. Kurz
4. David McManus
5. Marshall D. Smith

For	For	Ratification of the selection of Ernst & Young LLP as independent registered public accounting firm for fiscal year ending December 31,2013	Issuer

Against	Against	Approval, on an advisory basis, of the compensation of the Company's Named Executive Officers	Issuer

For	For	Approval of an amendment to the restated certificate of incorporation and by-laws to declassify the board	Issuer

For	Against	Stockholder proposal recommending that the board of directors adopt a policy that requires an independent chairman	Security Holder

For	Against	Stockholder proposal recommending that the board of directors take action to implement a simple majority vote standard	Security Holder

For	Against	Stockholder proposal recommending that the company provide a report regarding political contributions	Security Holder

For	Against
Stockholder proposal submitted by Elliott Associates, L.P. and Elliott International, L.P. recommending that the company repeal any provision or amendment of the by-laws adopted without stockholder approval after February 2, 2011 and prior to the annual meeting
Security Holder

Company Name	Meeting Date	CUSIP	Ticker
Southwestern Energy Co.	May 21, 2013	845467109	SWN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
Not voted (did not receive proxy material from custodian) Election of Directors Nominees:			Issuer
1. John D Gass
2. Catherine A. Kehr
3. Greg D. Kerley
4. Harold M. Korell
5. Vello A. Kuuskraa
6. Kenneth R. Mourton
7. Steven L. Mueller
8. Elliott Pew
9. Alan H. Stevens

Not voted (did not receive proxy material from custodian)		Propsal to ratify independent registered public accounting firm for 2013	Issuer

Not voted (did not receive proxy material from custodian)		Advisory vote to approve our executive compensation	Issuer

Not voted (did not receive proxy material from custodian)		Proposal to approve our 2013 Incentive Plan	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Crescent Point Energy Corp.	May 30, 2013	22576C101	CPG

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	To fix the number of directors of the Corporation for the ensuing year at seven (7)	Issuer

For	For	Election of Directors:	Issuer
1. Peter Bannister
2. Paul Colborne
3. Kenney F. Cugnet
4. D. Hugh Gillard
5. Gerald A. Romanzin
6. Scott Saxberg
7. Gregory G. Turnbull

For	For
To consider, and if thought advisable, to pass, with or without variation, a resolution to approve amendments to the Corporation's Articles of Incorporation (The "Articles") to increase the maximum number of directors the Corporation may have from seven (7) to eleven (11) directors, the full text  of which is set forth in the Information Circular
Issuer

For	For
To consider, and if thought advisable, to pass, with or without variation, a resolution to adopt a by-law providing advance notice requirements for the nomination of directors, the full text of which is set forth in the Information Circular
Issuer

For	For	To appoint PricewaterhouseCoopers LLP, Chartered Accountants, as auditors of the Corporation and authorize the board of directors of the Corporation to fix their remuneration as such	Issuer

For	For
To consider, and if thought advisable, to pass, with or without variation, an advisory resolution to accept the Corporation's approach to executive compensation, the full text of which is set forth in the Information Circular
Issuer

Company Name	Meeting Date	CUSIP	Ticker
Devon Energy Corporation	June 5, 2013	25179M103	DVN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
1. Robert H. Henry
2. John A. Hill
3. Michael M. Kanovsky
4. Robery A. Mosbacher, Jr.
5. J. Larry Nichols
6. Duane C. Radtke
7. Mary P. Ricciardello
8. John Richels

For	For	Advisory vote to approve executve compensation	Issuer

For	For	Ratify the appointment of the Company's independent auditors for 2013	Issuer

Against	For	Report disclosing lobbying policies and practices	Security Holder

Against	For	Majority vote standard for director elections	Security Holder

Against	For	Right to act by written consent	Security Holder

Company Name	Meeting Date	CUSIP	Ticker
Concho Resources Inc	June 6, 2013	20605P101	CXO

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
1. Gary A. Merriman
2. Ray M. Poage
3. Wellford Tabor

For	For	To ratify the selection of Grant Thornton LLP as independent registered public accounting firm of the company for the fiscal year ending December 31, 2013	Issuer

For	For	Advisory vote to approve executive officer compensation ("Say-on-Pay")	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Chesapeake Energy Corporation	June 14, 2013	165167107	CHK

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
Election of Directors Nominees:
For	For	1. Bob G. Alexander	Issuer
For	For	2. Merrill A. "Pete" Miller, Jr.	Issuer
For	For	3. Thomas L. Ryan	Issuer
For	For	4. Vincent J. Intrieri	Issuer
For	For	5. Frederic M. Poses	Issuer
For	For	6. Archie W. Dunham	Issuer
For	For	7. R. Brad Martin	Issuer
For	For	8. Louis A. Raspino	Issuer

For	For	To approve an amendment to the company's Certificate of Incorporation to declassify the Board of Directors	Issuer

For	For	To approve an amendment to the company's Bylaws to implement proxy access	Issuer

For	For	To approve an amendment to the company's Certificate of Incorporation to eliminate supermajority voting requirements	Issuer

For	For	To approve an amendment to the company's 2003 Stock Award Plan for Non-Employee Directors	Issuer

For	For	An advisory vote to approve the company's named executive officer compensation	Issuer

For	For	To approve an amendment to the company's Long Term Incentive Plan	Issuer

For	For	To approve the adoption of the company's Annual Incentive Plan	Issuer

For	For	To ratify the appointment of PricewaterhouseCoopers, LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2013	Issuer

Against	For	Shareholder proposal relating to creation of risk oversight committee	Security Holder

Against	For	Shareholder proposal relating to re-incorporation in Delaware	Security Holder

Against	For	Shareholder proposal relating to accelerated vesting of senior executives' equity awards upon a charge of control	Security Holder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                           James R. Arnold, President
                                           (Principal Executive Officer)

Date  August 5, 2013